Mortgage Servicing Assets	12 Months Ended
Dec. 31, 2015
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Mortgage Servicing Assets

Note 6 – Mortgage Servicing Assets

The principal balance of loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage and other loans serviced for others were approximately $406 million and $396 million at December 31, 2015 and 2014, respectively. The carrying value of capitalized servicing rights, net of valuation allowances, is included in other assets. A summary of mortgage servicing rights follows:

	2015	2014	2013
	(dollars in thousands)
Beginning of year mortgage servicing rights:	$2,072	$2,356	$2,394
Amounts capitalized	657	386	763
Amortization	(689)	(709)	(801)
Impairment	—	39	—

End of year	$2,040	$2,072	$2,356

Amortization expense is estimated as follows:

Year ending December 31,
(dollars in thousands)
2016	$482
2017	417
2018	352
2019	287
2020	223
Thereafter	279

Total	$2,040

The amortization does not anticipate or pro-forma loan prepayments.

The fair value of mortgage servicing rights was $3.3 million at December 31, 2015 and $3.2 million at December 31, 2014. The key assumptions used to value mortgage servicing rights were as follows:

	2015	2014
Weighted average remaining life	257 months	256 months
Weighted average discount rate	10%	10%
Weighted average coupon	3.95%	3.98%
Weighted average prepayment speed	171%	187%